Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC
Prospectus Date	rr_ProspectusDate	Nov. 01, 2012
Document Creation Date	dei_DocumentCreationDate	Jun. 27, 2013